SHARE-BASED PAYMENT - Summary of Share-based Payment Arrangements (Detail)		12 Months Ended
		Dec. 31, 2024 shares R$ / shares	Dec. 31, 2023 shares R$ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		40,688,093
Number of share options granted		6,856,907	16,868,466
Exercised /canceled /transferred		(24,063,182)
Number Of Outstanding Share options		16,624,911	31,557,498	17,876,508
Cash Settled Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		2,279,674
Exercised /canceled /transferred		(472,579)
Number Of Outstanding Share options		1,807,095
Cosan S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares		R$ 13.54	R$ 16.82
Cosan S.A. [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		25,854,244
Exercised /canceled /transferred		(17,509,097)
Number Of Outstanding Share options		8,345,147
Cosan S.A. [member] | Share grant programs [member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2019
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		229,020
Exercised /canceled /transferred		(229,020)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 13.44
Cosan S.A. [member] | Share grant programs [member] | 07/31/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2020
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		68,972
Exercised /canceled /transferred		(29,720)
Number Of Outstanding Share options		39,252
Fair value as of grant date | R$ / shares		R$ 20.93
Cosan S.A. [member] | Share grant programs [member] | 07/31/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2021
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		424,839
Exercised /canceled /transferred		(424,839)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 24.38
Cosan S.A. [member] | Share grant programs [member] | 09/10/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/10/2021
Company		Cosan S.A.
Life expectancy (months)		48 months
Number of share options granted		5,283,275
Exercised /canceled /transferred		(5,283,275)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 22.24
Cosan S.A. [member] | Share grant programs [member] | 10/11/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		10/11/2021
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		806,752
Exercised /canceled /transferred		(552,900)
Number Of Outstanding Share options		253,852
Fair value as of grant date | R$ / shares		R$ 23.2
Cosan S.A. [member] | Share grant programs [member] | 07/31/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2022
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		846,506
Exercised /canceled /transferred		(301,499)
Number Of Outstanding Share options		545,007
Fair value as of grant date | R$ / shares		R$ 18.74
Cosan S.A. [member] | Share grant programs [member] | 11/22/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/22/2022
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		377,173
Exercised /canceled /transferred		(20,936)
Number Of Outstanding Share options		356,237
Fair value as of grant date | R$ / shares		R$ 17.14
Cosan S.A. [member] | Share grant programs [member] | 01/30/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		01/30/2023
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		12,472,325
Exercised /canceled /transferred		(7,864,867)
Number Of Outstanding Share options		4,607,458
Fair value as of grant date | R$ / shares		R$ 15.26
Cosan S.A. [member] | Share grant programs [member] | 07/31/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2023
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		1,047,845
Exercised /canceled /transferred		(409,020)
Number Of Outstanding Share options		638,825
Fair value as of grant date | R$ / shares		R$ 17.53
Cosan S.A. [member] | Share grant programs [member] | 12/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		12/01/2023
Company		Cosan S.A.
Life expectancy (months)		60 months
Number of share options granted		546,734
Exercised /canceled /transferred		(70,697)
Number Of Outstanding Share options		476,037
Fair value as of grant date | R$ / shares		R$ 17.68
Cosan S.A. [member] | Share grant programs [member] | 01/30/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		01/30/2024
Company		Cosan S.A.
Life expectancy (months)		12 months
Number of share options granted		2,322,324
Exercised /canceled /transferred		(2,322,324)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 18.18
Cosan S.A. [member] | Share grant programs [member] | 07/31/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2024
Company		Cosan S.A.
Life expectancy (months)		36 months
Number of share options granted		1,428,479
Exercised /canceled /transferred
Number Of Outstanding Share options		1,428,479
Fair value as of grant date | R$ / shares		R$ 13.54
Compass [member] | Cash Settled Transactions [Member] | 08/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2022
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		950,994
Exercised /canceled /transferred		(128,164)
Number Of Outstanding Share options		822,830
Fair value as of grant date | R$ / shares		R$ 25.59
Compass [member] | Cash Settled Transactions [Member] | 08/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2023
Company		Compass
Life expectancy (months)		36 months
Number of share options granted | R$ / shares		275,746
Exercised /canceled /transferred | R$ / shares		(38,408)
Number Of Outstanding Share options | R$ / shares		237,338
Fair value as of grant date | R$ / shares		R$ 34.12
Compass [member] | Cash Settled Transactions [Member] | 08/01/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2024
Company		Compass
Life expectancy (months)		36 months
Number of share options granted		277,262
Exercised /canceled /transferred
Number Of Outstanding Share options		277,262
Fair value as of grant date | R$ / shares		R$ 42.21
Compass [member] | Cash Settled Transactions [Member] | 11/01/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/01/2024
Company		Compass
Life expectancy (months)		33 months
Number of share options granted		12,751
Exercised /canceled /transferred
Number Of Outstanding Share options		12,751
Fair value as of grant date | R$ / shares		R$ 42.21
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	[1]	R$ 23.37	21.87
Rumo S.A. [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		10,600,626
Exercised /canceled /transferred		(4,738,897)
Number Of Outstanding Share options		5,861,729
Rumo S.A. [member] | Share grant programs [member] | 08/15/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/15/2019
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		843,152
Exercised /canceled /transferred		(843,152)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 22.17
Rumo S.A. [member] | Share grant programs [member] | 11/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/11/2020
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		776,142
Exercised /canceled /transferred		(404,206)
Number Of Outstanding Share options		371,936
Fair value as of grant date | R$ / shares		R$ 20.01
Rumo S.A. [member] | Share grant programs [member] | 05/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		05/05/2021
Company		Rumo S.A.
Life expectancy (months)		60 months
Number of share options granted		1,481,000
Exercised /canceled /transferred		(1,377,718)
Number Of Outstanding Share options		103,282
Fair value as of grant date | R$ / shares		R$ 20.84
Rumo S.A. [member] | Share grant programs [member] | 09/15/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/15/2021
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		1,560,393
Exercised /canceled /transferred		(1,560,393)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 18.19
Rumo S.A. [member] | Share grant programs [member] | 09/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/01/2022
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		1,781,640
Exercised /canceled /transferred		(290,869)
Number Of Outstanding Share options		1,490,771
Fair value as of grant date | R$ / shares		R$ 20.36
Rumo S.A. [member] | Share grant programs [member] | 09/06/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		09/06/2023
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		1,724,867
Exercised /canceled /transferred		(201,544)
Number Of Outstanding Share options		1,523,323
Fair value as of grant date | R$ / shares		R$ 21.86
Rumo S.A. [member] | Share grant programs [member] | 08/22/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/22/2024
Company		Rumo S.A.
Life expectancy (months)		36 months
Number of share options granted		2,433,432
Exercised /canceled /transferred		(61,015)
Number Of Outstanding Share options		2,372,417
Fair value as of grant date | R$ / shares		R$ 23.37
Moove [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value as of grant date | R$ / shares	[2]	R$ 66.97	R$ 105.98
Moove [member] | Share grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		1,953,549
Exercised /canceled /transferred		(1,342,609)
Number Of Outstanding Share options		610,940
Moove [member] | Share grant programs [member] | 07/01/2023 - Program SOP A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/01/2023
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		699,276
Exercised /canceled /transferred		(699,276)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 142.62
Moove [member] | Share grant programs [member] | 07/01/2023 - Program SOP B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/01/2023
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		279,710
Exercised /canceled /transferred		(279,710)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 88.32
Moove [member] | Share grant programs [member] | 07/01/2023 - Program SOP C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/01/2023
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		223,768
Exercised /canceled /transferred		(223,768)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 76.54
Moove [member] | Share grant programs [member] | 07/01/2023 - Program SOP D [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/01/2023
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		139,855
Exercised /canceled /transferred		(139,855)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 71.45
Moove [member] | Share grant programs [member] | 11/20/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		11/20/2024
Company		Moove
Life expectancy (months)		72 months
Number of share options granted		610,940
Exercised /canceled /transferred
Number Of Outstanding Share options		610,940
Fair value as of grant date | R$ / shares		R$ 50.05
Moove [member] | Cash Settled Transactions [Member] | 07/31/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2019
Company		Moove
Life expectancy (months)		60 months
Number of share options granted		132,670
Exercised /canceled /transferred		(132,670)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 50.79
Moove [member] | Cash Settled Transactions [Member] | 07/31/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2020
Company		Moove
Life expectancy (months)		60 months
Number of share options granted		106,952
Exercised /canceled /transferred		(18,341)
Number Of Outstanding Share options		88,611
Fair value as of grant date | R$ / shares		R$ 61.89
Moove [member] | Cash Settled Transactions [Member] | 07/31/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2021
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		80,729
Exercised /canceled /transferred		(80,729)
Number Of Outstanding Share options
Fair value as of grant date | R$ / shares		R$ 102.73
Moove [member] | Cash Settled Transactions [Member] | 07/31/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2022
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		77,967
Exercised /canceled /transferred		(6,114)
Number Of Outstanding Share options		71,853
Fair value as of grant date | R$ / shares		R$ 135.05
Moove [member] | Cash Settled Transactions [Member] | 07/31/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2023
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		82,204
Exercised /canceled /transferred		(1,856)
Number Of Outstanding Share options		80,348
Fair value as of grant date | R$ / shares		R$ 150.98
Moove [member] | Cash Settled Transactions [Member] | 07/31/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		07/31/2024
Company		Moove
Life expectancy (months)		36 months
Number of share options granted		61,732
Exercised /canceled /transferred
Number Of Outstanding Share options		61,732
Fair value as of grant date | R$ / shares		R$ 234.43
Edge Comercializacao [Member] | Cash Settled Transactions [Member] | 08/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2022
Company		Edge Comercialização
Life expectancy (months)		36 months
Number of share options granted		31,409
Exercised /canceled /transferred		(25,531)
Number Of Outstanding Share options		5,878
Fair value as of grant date | R$ / shares		R$ 25.59
Edge Comercializacao [Member] | Cash Settled Transactions [Member] | 08/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2023
Company		Edge Comercialização
Life expectancy (months)		36 months
Number of share options granted		27,006
Exercised /canceled /transferred		(16,740)
Number Of Outstanding Share options		10,266
Fair value as of grant date | R$ / shares		R$ 34.12
Edge Comercializacao [Member] | Cash Settled Transactions [Member] | 08/01/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2024
Company		Edge Comercialização
Life expectancy (months)		36 months
Number of share options granted		97,535
Exercised /canceled /transferred		(18,906)
Number Of Outstanding Share options		78,629
Fair value as of grant date | R$ / shares		R$ 42.21
TRSP [Member] | Cash Settled Transactions [Member] | 08/01/2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2022
Company		TRSP
Life expectancy (months)		36 months
Number of share options granted		35,604
Exercised /canceled /transferred		(5,120)
Number Of Outstanding Share options		30,484
Fair value as of grant date | R$ / shares		R$ 25.59
TRSP [Member] | Cash Settled Transactions [Member] | 08/01/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2023
Company		TRSP
Life expectancy (months)		36 months
Number of share options granted		26,246
Exercised /canceled /transferred
Number Of Outstanding Share options		26,246
Fair value as of grant date | R$ / shares		R$ 34.12
TRSP [Member] | Cash Settled Transactions [Member] | 08/01/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of award / Grant date		08/01/2024
Company		TRSP
Life expectancy (months)		36 months
Number of share options granted		2,867
Exercised /canceled /transferred
Number Of Outstanding Share options		2,867
Fair value as of grant date | R$ / shares		R$ 42.21

[1]	Volatility was determined based on the historical volatility of the share price in the last thirty days prior to the grant date.
[2]	Volatility was determined based on the historical volatility of the parent company's share price, since Moove is not yet publicly traded, taking as a measure the period proportional to the term of the plan.